BUSINESS COMBINATIONS - Acquisition of Dynaflows (Details) $ in Thousands, $ in Thousands		Oct. 22, 2015 USD ($) shares	Oct. 21, 2015	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 22, 2016 USD ($) installment shares	Apr. 22, 2016 ARS ($) installment shares	Oct. 22, 2015 ARS ($) shares
Disclosure of detailed information about business combination [line items]
Cash paid | $	[2]			$ 84,643		$ 103,978	$ 4,328
Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			22.70%
Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Business acquisition, number of shares acquired (in shares)		9,014								9,014
Cash paid		$ 1,402						$ 414		$ 13,316
Number of installments | installment								2	2
Common stock, value, issued								$ 868	$ 8,250
Common stock, shares issued (in shares)								9,190	9,190
Business combination, percentage of voting interest acquired, total		66.73%								66.73%
Dynaflows S.A. | Dynaflows S.A.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		38.50%

[1]	As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers. Non-cash transaction.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25)